Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in Equity Method Investments
A roll forward of our investments in equity method investments is as follows:

(In $ millions)	Perfomex	Perfomex II	Borr Total
Balance as of December 31, 2025	6.0	5.8	11.8
Equity share in loss of investee	(0.6)	(0.9)	(1.5)
Balance as of June 30, 2026	5.4	4.9	10.3